Available-for-Sale Securities	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Available-for-Sale Securities
4. Available-for-Sale Securities
The following table presents information about the Company's available-for-sale securities as of December 31, 2013 (amounts in thousands):

	Purchases	Sales	Realized Loss	Unrealized Losses(1)	Fair Value	Cost
December 31, 2013
Mutual funds	$10,097	$1,000	$59	$510	$8,528	$9,038
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(1) Excludes the deferred income tax benefit.
The Company had no available-for-sale securities as of or during the year ended December 31, 2012.